Advances to Contractor	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advances to Contractor [Abstract]
Advances to Contractor
(Figures in USD)	June 30, 2022	December 31, 2021

12	Advances to Contractor

Advances to contractor	15,571,215	3,499,988
	15,571,215	3,499,988

The above amount mainly includes the advances paid towards Audex Fujairah LL FZE for the interconnectivity construction amounting USD 15,006,262.

17	Advances to Contractor

Advances to contractor	15,223,215	3,499,988
	15,223,215	3,499,988

The above amount mainly includes the advances paid towards Audex Fujairah LL FZE for the interconnectivity construction amounting USD 15Mn.

17	Advances to Contractor

Advances to contractor	3,499,988	16,458,252
	3,499,988	16,458,252

The above amount represents the advances paid for the purchase of new office space. Subsequent to the year end, the capital advances have been transferred to property, plant and equipment on handed over and transfer of title to the Group.

17	Advances to Contractor

Advances to contractor	16,458,252	21,664,764
	16,458,252	21,664,764

The amount represents the advances paid to a contractor (Audex) for future services in relation to phase 2 amounting USD 15,655,981 and USD 802,271 paid as an advance for the purchase of new office space.

17	Advances to Contractor

Advances to contractor	21,664,764	Nil
	21,664,764	Nil
The amount represents the advances paid to a contractor (Audex) for future services in relation to Phase 2.